Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of group’s assets and liabilities of recurring basis
	Fair Value Measurement as of December 31, 2020
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$21,496	—	—	$21,496
Restricted cash	19,700	—	—	19,700
Total	$41,196	—	—	$41,196
	Fair Value Measurement as of September 30, 2021
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$572,609	—	—	$572,609
Restricted cash	39,900	—	—	39,900
Total financial asset	$612,509	—	—	$612,509
Warrant liability	$—	—	2,461	$2,461
Total financial liability	$—	—	2,461	2,461

Schedule of reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis
(In thousands)	Convertible Notes
Balance as of January 1, 2021	$—
Issuance of convertible notes	57,500
Changes in fair value of convertible notes	9,861
Conversion as of Merger	(67,361)
Balance as of September 30, 2021	$—

Schedule of reconciliation of the beginning and ending balances for Level 3 warrant liability
(In thousands)	Warrant Liability
Balance as of January 1, 2021	$—
Assumed warrant liability upon Merger	3,574
Changes in fair value	(1,113)
Balance as of September 30, 2021	$2,461